UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05296

High Yield Income Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Marguerite E. H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 8/31/2004

Date of reporting period: 2/29/2004

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

YOUR FUND’S PERFORMANCE

February 29, 2004

FUND’S PERFORMANCE As of 2/29/04

	Total Return 6 Months	Total Return 12 Months	NAV 2/29/04	Market Price 2/29/04
High Yield Income Fund[1]	13.50%	31.89%	$5.64	$6.03
Lehman Brothers U.S. Corporate High Yield Index[2]	10.60	25.33	N/A	N/A
Lipper Closed-End High Current Yield Funds Avg[3]	15.36	37.10	N/A	N/A

1. Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/03) through the end (2/29/04), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2. Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity.

3. Source: Lipper Inc. These are the average returns of 27 funds in the Closed-End High Current Yield category for 6 months and 12 months.

YIELD AND DIVIDEND As of 2/29/04

Total Monthly Dividends Paid per Share	Yield at Market Price
6 Months $0.32	5.22%

The Fund’s primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk bonds” and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS—134.9%
CORPORATE BONDS—129.9%

Aerospace / Defense—2.4%

Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	5/15/11	$200	(a)	$222,000
BE Aerospace, Inc., Sr. Sub. Notes, Ser. B	Caa3	8.875	5/1/11	225		219,938
Dunlop Standard Aerospace Holdings PLC, Sr. Notes (United Kingdom)	B3	11.875	5/15/09	150	(d)	160,500
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300	(a)	321,000
K & F Industries, Inc., Sr. Sub. Notes, Ser. B	B3	9.25	10/15/07	274		282,905
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	300	(a)	333,000

						1,539,343

Airlines—1.1%

AMR Corp.,
Deb.	Caa2	10.00	4/15/21	125	(a)	103,750
Notes, Ser. B	NR	10.40	3/10/11	100	(a)	86,000
Delta Air Lines, Inc.,
Notes	Caa2	7.90	12/15/09	50	(a)	36,750
Notes	Caa2	8.30	12/15/29	435	(a)	270,788
Sr. Notes	CCC(f)	10.00	8/15/08	75	(a)	61,500
Northwest Airlines, Inc.,
Gtd. Notes	Caa1	9.875	3/15/07	50		46,250
Notes	Caa1	8.875	6/1/06	100		93,000

						698,038

Automotive—1.3%

ArvinMeritor, Inc., Notes	Ba1	8.75	3/1/12	425		476,000
Goodyear Tire & Rubber Co., Notes	B3	7.857	8/15/11	125	(a)	106,250
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B	B3	10.25	12/15/07	65	(a)	66,300
TRW Automotive, Inc., Sr. Notes	B1	9.375	2/15/13	175	(a)	199,500

						848,050

Building Materials & Components—3.0%

Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)	B1	6.75	3/15/14	250	(d)	250,000
American Standard, Inc., Sr. Unsec’d. Gtd. Notes	Ba2	7.375	4/15/05	275		288,750
Beazer Homes USA, Inc., Sr. Notes	Ba2	8.625	5/15/11	110	(a)	122,100
D.R. Horton, Inc., Notes	Ba1	8.00	2/1/09	375	(a)	425,625
Erico International Corp., Sr. Sub. Notes	B3	8.875	3/1/12	200		208,000
KB HOME, Sr. Sub. Notes	Ba2	8.625	12/15/08	160		179,600

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Building Materials & Components (cont’d)

Nortek Holdings, Inc., Sr. Notes, Zero Coupon (until 11/1/2007)	Caa1	Zero	5/15/11	$225	(a)	$165,937
Nortek, Inc., Sr. Sub. Notes, Ser. B	B3	9.875	6/15/11	280	(a)	312,200

						1,952,212

Business Services—2.7%

Dex Media East LLC, Sr. Sub. Notes	Caa1	12.125	11/15/12	325	(a)	384,312
Dex Media West LLC, Sr. Sub. Notes	Caa1	9.875	8/15/13	625	(a)	701,562
Dex Media, Inc., Notes	Caa2	8.00	11/15/13	165	(a)	165,000
Iron Mountain, Inc., Sr. Notes	B2	8.625	4/1/13	175	(a)	190,313
Moore North American Finance, Inc., Sr. Notes	Baa1	7.875	1/15/11	80		91,200
R.H. Donnelley Finance Corp., Sr. Sub. Notes	B2	10.875	12/15/12	200	(a)	238,000

						1,770,387

Cable—7.4%

Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 7/15/05) (Germany)	NR	Zero	7/15/10	500	(a)(b)(d)	15,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	200		208,000
Charter Communications Holdings LLC,
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero	5/15/11	500	(a)	327,500
Sr. Notes	Ca	8.625	4/1/09	300		249,750
Sr. Notes	Ca	10.75	10/1/09	100		88,000
Sr. Notes	Ca	9.625	11/15/09	250		213,125
Sr. Notes	Ca	10.25	1/15/10	400		347,000
Sr. Notes	Ca	11.125	1/15/11	400		355,000
Sr. Notes	Ca	10.00	5/15/11	600		507,000
Comcast UK Cable Corp., Sr. Disc. Deb. (United Kingdom)	Caa2	11.20	11/15/07	575	(a)(d)	578,594
CSC Holdings, Inc.,
Debs.	B1	7.625	7/15/18	200		220,000
Sr. Sub. Debs.	B2	9.875	2/15/13	125	(a)	129,844
DirecTV Holdings LLC,
Sr. Notes	B1	8.375	3/15/13	225	(a)	255,937
EchoStar DBS Corp.,
Sr. Notes	Ba3	10.375	10/1/07	740	(a)	809,375
Sr. Notes	Ba3	9.125	1/15/09	192	(a)	217,440
General Cable Corp., Sr. Notes	B2	9.50	11/15/10	300	(a)	331,500

						4,853,065

Chemicals—7.1%

Equistar Chemicals Funding LP,
Notes	B+(f)	6.50	2/15/06	140	(a)	142,100
Sr. Notes	B2	10.625	5/1/11	200	(a)	217,000

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Chemicals (cont’d)

Hercules, Inc., Deb.	Ba1	6.60%	8/1/27	$325	(a)	$329,875
Huntsman Advanced Materials LLC, Sec’d. Notes	B2	11.00	7/15/10	115	(a)	129,375
Huntsman ICI Chemicals LLC, Sr. Sub. Notes	Caa1	10.125	7/1/09	305	(a)	311,100
Huntsman LLC, Sr. Sec’d. Notes	B2	11.625	10/15/10	440	(a)	459,800
IMC Global, Inc.,
Gtd. Notes, Ser. B	B1	11.25	6/1/11	230	(a)	272,550
Notes, Ser. B	B1	10.875	6/1/08	100	(a)	120,000
ISP Chemco, Inc., Notes, Ser. B	B2	10.25	7/1/11	285	(a)	322,050
Lyondell Chemical Co., Sec’d., Ser. B	B1	9.875	5/1/07	650		674,375
Nalco Co., Sr. Sub. Notes	Caa1	8.875	11/15/13	375	(a)	393,750
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25	12/15/11	720	(a)	757,800
Rhodia SA, Sr. Sub. Notes	Caa1	8.875	6/1/11	100	(a)	89,500
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	120	(a)	133,200
Westlake Chemical Corp., Sr. Notes	Ba3	8.75	7/15/11	225	(a)	245,250

						4,597,725

Containers—4.5%

Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00	2/15/13	150	(a)	174,000
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275	(a)	319,000
Graham Packaging Holdings Co., Sr. Disc. Notes, Ser. B	Caa2	10.75	1/15/09	650		669,500
Greif Bros. Corp., Sr. Sub. Notes	B2	8.875	8/1/12	300		327,000
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75	6/1/13	200	(a)(d)	211,000
Owens-Brockway Glass Container,
Gtd. Sr. Sec’d. Notes	B2	7.75	5/15/11	450	(a)	477,000
Sr. Sec’d. Notes	B2	8.75	11/15/12	80	(a)	87,800
Portola Packaging, Inc., Sr. Notes	B2	8.25	2/1/12	275		283,250
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	125		127,500
Solo Cup Co., Sr. Sub. Notes	B3	8.50	2/15/14	250		261,562

						2,937,612

Diversified Manufacturing Operations—4.0%

AMSTED Industries, Inc., Sr. Notes	B3	10.25	10/15/11	175	(a)	197,750
Bombardier, Inc., Sr. Sub. Notes (Canada)	B3	8.375	12/15/13	325	(d)	338,000
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875	3/15/11	325	(d)	325,000
Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	250	(a)	277,500
Noteco, Ltd. (United Kingdom)	NR	6.18	6/22/25	EUR 28	(d)	42,089
Rayovac Corp., Sr. Sub. Notes	B3	8.50	10/1/13	$ 275		293,563
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625	12/15/13	250	(a)	254,063
SPX Corp., Sr. Notes	Ba3	7.50	1/1/13	325		346,937
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	325		342,875

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Diversified Manufacturing Operations (cont’d)

Tyco Int’l. Group S.A.,
Gtd. Notes (Luxembourg)	Ba2	6.125%	11/1/08	$50	(d)	$53,945
Gtd. Notes (Luxembourg)	Ba2	6.75	2/15/11	100	(d)	110,463

						2,582,185

Education—0.3%

Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser. B	B3	9.50	2/15/09	208		211,293

Electric Utilities—9.2%

AES Corp.,
Sr. Notes	B3	9.50	6/1/09	75	(a)	81,750
Sr. Notes	B3	9.375	9/15/10	700		764,750
Sr. Sec’d. Notes	B2	8.75	5/15/13	400		439,000
AES Eastern Energy LP, Pass-Through Cert., Ser 99-A	Ba1	9.00	1/2/17	219	(a)	252,398
Aquila, Inc.,
Sr. Notes	Caa1	7.625	11/15/09	125	(a)	120,000
Sr. Notes	Caa1	7.95	2/1/11	325	(a)	344,500
Calpine Corp.,
Sr. Notes	Caa1	8.50	2/15/11	790		604,350
Sr. Sec’d. Notes	B(f)	8.75	7/15/13	200		184,000
Cogentrix Energy, Inc., Sr. Notes, Ser. B	Ba3	8.75	10/15/08	145	(a)	158,412
Edison Mission Energy, Sr. Notes	B2	7.73	6/15/09	275	(a)	264,000
Empresa Nacional de Electricidad, Notes (Chile)	Ba2	8.35	8/1/13	670	(a)(d)	760,530
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	150	(a)	165,000
Midland Funding Corp.,
Deb., Ser. A	Ba3	11.75	7/23/05	302	(a)	323,596
Deb., Ser. B	Ba3	13.25	7/23/06	305	(a)	344,650
Midwest Generation LLC, Pass-thru Certs., Ser. A	B2	8.30	7/2/09	100	(a)	106,000
Mirant Americas Generation LLC, Sr. Notes	D(f)	7.20	10/1/08	60	(b)	48,300
Mirant Corp., Sr. Notes	NR	7.40	7/15/04	75	(b)	46,500
Mission Energy Holding Co., Sr. Sec’d. Notes	Caa2	13.50	7/15/08	70		72,625
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370	(a)	451,400
TECO Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	400	(a)	430,500

						5,962,261

Electronic Components—1.9%

Amkor Technology, Inc., Sr. Sub. Notes	B3	10.50	5/1/09	225		237,938
Communications & Power Industries, Sr. Sub. Notes	B3	8.00	2/1/12	200		203,000
Fairchild Semiconductor Corp., Sr. Sub. Notes	B2	10.50	2/1/09	500	(a)	555,000
Flextronics International Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50	5/15/13	145	(d)	150,256

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Electronic Components (cont’d)

ON Semiconductor Corp., Gtd. Notes	Caa1	12.00%	5/15/08	$100	(a)	$119,500

						1,265,694

Energy—2.6%

Allegheny Energy Supply Co., LLC, Notes	B3	8.75	4/15/12	400		396,000
Arch Western Finance LLC, Sr. Notes	Ba2	6.75	7/1/13	200		211,000
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	365	(a)	317,550
Gemstone Investors Ltd.	Caa1	7.71	10/31/04	75	(a)	75,000
NRG Energy, Inc., Sr. Sec’d. Notes	B2	8.00	12/15/13	420	(a)	433,650
Reliant Resources, Inc., Sr. Sec’d. Notes	B1	9.50	7/15/13	225		244,125

						1,677,325

Environmental Services—2.4%

Allied Waste North America, Inc.,
Sec’d. Notes	Ba3	5.75	2/15/11	450		436,500
Sec’d. Notes	Ba3	6.125	2/15/14	250		241,875
Sr. Notes	Ba3	8.50	12/1/08	135	(a)	150,525
Sr. Notes, Ser. B	B2	10.00	8/1/09	245	(a)	263,069
Browning Ferris Industries, Inc.	Ba3	7.40	9/15/35	500	(a)	477,500

						1,569,469

Financial Services—0.5%

Sovereign Bancorp, Inc., Sr. Notes	Baa3	10.50	11/15/06	165		197,250
Western Financial Bank, F.S.B., Sr. Sub. Deb.	B1	8.875	8/1/07	125	(a)	127,813

						325,063

Foods—2.1%

Agrilink Foods, Inc., Sr. Sub. Notes	B3	11.875	11/1/08	21	(a)	22,260
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	250	(a)	276,250
Dole Foods Co., Inc.,
Gtd. Notes	B2	7.25	6/15/10	225	(a)	229,500
Sr. Notes	B2	8.625	5/1/09	150	(a)	161,250
Sr. Notes	B2	8.875	3/15/11	115	(a)	123,337
Dominos, Inc., Sr. Sub. Notes	B3	8.25	7/1/11	100		107,500
Merisant Co., Gtd. Notes	B3	9.50	7/15/13	140	(a)	142,800
National Beef Packing Co. LLC, Sr. Notes	B2	10.50	8/1/11	100	(a)	105,500
Smithfield Foods, Inc.,
Notes	Ba2	7.75	5/15/13	200	(a)	215,000
Sr. Notes, Ser. B	Ba2	8.00	10/15/09	15		16,369

						1,399,766

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Funeral Services—0.4%

Service Corp. International, Sr. Notes	B1	6.00%	12/15/05	$235	(a)	$240,875

Gaming—5.0%

American Casino & Entertainment, Sec’d. Notes	B2	7.85	2/1/12	205		205,000
Argosy Gaming Co., Sr. Sub. Notes	B2	9.00	9/1/11	75	(a)	83,625
Aztar Corp., Sr. Sub. Notes	Ba3	8.875	5/15/07	150	(a)	155,250
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	200	(a)	221,000
Coast Hotels & Casinos, Inc., Sr. Sub. Notes	B2	9.50	4/1/09	200	(a)	210,500
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	110	(a)	122,375
Sr. Sub. Notes	B2	7.00	3/1/14	25		25,000
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	250	(a)	294,375
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	150		156,750
Sr. Sub. Notes	Ba3	8.00	4/1/12	100		109,500
Park Place Entertainment Corp.,
Sr. Notes	Ba1	7.50	9/1/09	610	(a)	680,150
Sr. Sub. Notes	Ba2	8.125	5/15/11	85		96,050
Venetian Casino Resort LLC, Second Mtge.	B3	11.00	6/15/10	440		506,000
Wynn Las Vegas LLC, Second Mtge.	B3	12.00	11/1/10	350		420,000

						3,285,575

Gas Pipelines—4.7%

Dynegy Holdings, Inc.,
Deb.	Caa2	7.125	5/15/18	50		40,875
Deb.	Caa2	7.625	10/15/26	75		61,688
Sec’d. Notes	B3	10.125	7/15/13	180		200,700
Sr. Notes	Caa2	6.875	4/1/11	75		65,437
Sr. Notes	Caa2	8.75	2/15/12	325		310,375
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	260		244,400
GulfTerra Energy Partnership LP, Sr. Notes	Ba3	6.25	6/1/10	225	(a)	236,812
Leviathan Gas Pipeline Corp., Sr. Sub. Notes, Ser. B	B1	10.375	6/1/09	300	(a)	315,750
Plains All American Pipeline, Notes	Ba1	7.75	10/15/12	45		52,763
Southern Natural Gas Co., Sr. Notes	B1	8.875	3/15/10	250	(a)	275,000
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	3/15/27	215	(a)	223,062
Deb.	B1	7.00	10/15/28	25	(a)	23,375
Deb.	B1	7.625	4/1/37	295	(a)	289,100
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	150	(a)	160,500

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Gas Pipelines (cont’d)

Williams Cos., Inc.,
Notes	B3	7.125%	9/1/11	$200	(a)	$208,000
Notes	B3	8.125	3/15/12	300	(a)	327,000

						3,034,837

Health Care—10.0%

Alliance Imaging, Inc., Sr. Sub. Notes	B3	10.375	4/15/11	200	(a)	201,500
Concentra Operating Corp.,
Sr. Sub. Notes	B3	13.00	8/15/09	125	(a)	138,125
Sr. Sub. Notes	B3	9.50	8/15/10	175		192,500
Coventry Health Care, Inc., Sr. Notes	Ba3	8.125	2/15/12	250	(a)	278,750
HCA, Inc.,
Deb.	Ba1	8.36	4/15/24	100	(a)	116,952
Deb.	Ba1	7.50	11/15/95	575	(a)	595,527
Notes	Ba1	7.69	6/15/25	500	(a)	550,194
HEALTHSOUTH Corp.,
Sr. Notes	NR	6.875	6/15/05	100	(a)	98,500
Sr. Notes	NR	8.50	2/1/08	75		74,063
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	275		280,500
Magellan Health Services, Inc., Sr. Notes	B3	9.375	11/15/08	381		405,638
Mariner Health Care, Inc., Sr. Sub. Notes	B3	8.25	12/15/13	400	(a)	408,000
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	200	(a)	224,577
MedQuest, Inc., Gtd. Notes, Ser. B	B3	11.875	8/15/12	275	(a)	312,125
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875	11/15/13	300	(a)	312,000
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00	10/1/13	275	(a)	294,938
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	250	(a)	265,000
Select Medical Corp.,
Sr. Sub. Notes	B2	9.50	6/15/09	160	(a)	176,000
Sr. Sub. Notes	B2	7.50	8/1/13	110	(a)	119,350
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	175	(a)	196,000
Tenet Healthcare Corp.,
Sr. Notes	B3	5.375	11/15/06	125	(a)	118,750
Sr. Notes	B3	6.375	12/1/11	75	(a)	66,563
Sr. Notes	B3	6.50	6/1/12	300	(a)	264,750
Triad Hospitals Holdings, Inc., Sr. Notes, Ser. B	B1	8.75	5/1/09	310	(a)	339,450
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/1/09	280		312,900
Sr. Notes	Ba3	9.00	5/1/12	145		164,937

						6,507,589

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Industrials—1.8%

Coinmach Corp., Sr. Notes	B2	9.00%	2/1/10	$305	(a)	$325,588
Manitowoc Co., Inc., Sr. Sub. Notes	B2	10.50	8/1/12	325	(a)	371,312
Motors & Gears, Inc., Sr. Notes, Ser. D	Caa1	10.75	11/15/06	250	(a)	217,500
United Rentals North America, Inc., Sr. Sub. Notes	B2	7.75	11/15/13	275	(a)	272,938

						1,187,338

Leisure—2.0%

Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	145		153,519
Regal Cinemas, Inc., Sr. Sub. Notes	B2	9.375	2/1/12	200	(a)	225,500
Royal Caribbean Cruises Ltd.,
Sr. Notes (Liberia)	Ba2	8.125	7/28/04	70	(a)(d)	71,575
Sr. Notes (Liberia)	Ba2	8.00	5/15/10	350	(a)(d)	391,125
Sr. Notes (Liberia)	Ba2	6.875	12/1/13	25	(d)	25,937
Six Flags, Inc., Sr. Notes	B2	9.625	6/1/14	175	(a)	184,625
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	225		223,875

						1,276,156

Lodging—8.4%

Extended Stay America, Inc., Sr. Sub. Notes	B2	9.875	6/15/11	175	(a)	193,375
Felcor Suites LP, Gtd. Notes	B1	7.625	10/1/07	125	(a)	129,063
Felcore Lodging LP,
Sr. Notes	B1	9.50	9/15/08	570	(a)	604,200
Sr. Notes	B1	9.00	6/1/11	150	(a)	158,250
Hilton Hotels Corp., Notes	Ba1	7.625	12/1/12	200		226,500
HMH Properties, Inc., Sr. Notes, Ser. B	Ba3	7.875	8/1/08	560		579,600
Host Marriott LP,
Gtd. Notes, Ser. E	Ba3	8.375	2/15/06	700	(a)	745,500
Sr. Notes	Ba3	9.50	1/15/07	275	(a)	304,562
ITT Corp.,
Notes	Ba1	6.75	11/15/05	90		94,275
Notes	Ba1	7.375	11/15/15	150	(a)	159,750
Kerzner International Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875	8/15/11	540	(a)(d)	596,700
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40	9/15/05	300	(a)	312,375
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875	3/15/11	100		111,875
MGM MIRAGE, Sr. Sub. Notes	Ba2	9.75	6/1/07	480	(a)	552,000
Starwood Hotels & Resorts Worldwide, Inc.,
Notes	Ba1	7.375	5/1/07	570	(a)	617,025
Notes	Ba1	7.875	5/1/12	70	(a)	78,050

						5,463,100

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Machinery—1.7%

Case New Holland, Inc., Sr. Notes	Ba3	9.25%	8/1/11	$225	(a)	$253,125
Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	225		250,875
Terex Corp.,
Sr. Sub. Notes	B3	9.25	7/15/11	50	(a)	56,000
Sr. Sub. Notes	B3	7.375	1/15/14	150	(a)	158,250
Sr. Sub. Notes, Ser. B	B3	10.375	4/1/11	240	(a)	271,200
Thermadyne Holdings Corp., Sec’d. Notes	Caa1	9.25	2/1/14	150		153,000

						1,142,450

Media—5.4%

Alliance Atlantis Commerce, Inc., Sr. Sub. Notes (Canada)	B1	13.00	12/15/09	325	(a)(d)	365,625
American Media Operations, Inc., Ser. B	B2	10.25	5/1/09	50		52,250
CanWest Media, Inc.,
Sr. Notes (Canada)	B1	7.625	4/15/13	75	(a)(d)	81,750
Sr. Sub. Notes (Canada)	B2	10.625	5/15/11	225	(a)(d)	255,937
Granite Broadcasting Corp., Sr. Sec’d. Notes	B3	9.75	12/1/10	250		245,625
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	275	(a)	305,937
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 7/15/06) (Canada)	B2	Zero	7/15/11	400	(a)(d)	358,000
Sinclair Broadcast Group, Inc.,
Gtd. Notes	B2	8.00	3/15/12	225	(a)	241,875
Sr. Sub. Notes	B2	8.75	12/15/11	200	(a)	219,500
Sun Media Corp., Gtd. Notes (Canada)	Ba3	7.625	2/15/13	400	(a)(d)	433,000
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375	4/15/13	300	(a)	318,375
Vertis, Inc.,
Sec’d. Notes	B2	9.75	4/1/09	300		319,500
Sr. Note, Ser. B	B3	10.875	6/15/09	150		152,250
Vivendi Universial SA, Sr. Notes	B1	6.25	7/15/08	175		187,688

						3,537,312

Metals—2.9%

AK Steel Corp.,
Gtd. Notes	B3	7.875	2/15/09	150	(a)	132,750
Sr. Notes	B3	7.75	6/15/12	635	(a)	546,100
Century Aluminum Co., First Mtge. Notes	B1	11.75	4/15/08	185	(a)	208,125
Joy Global, Inc., Sr. Sub. Notes, Ser. B	B1	8.75	3/15/12	350	(a)	392,000
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	6.375	3/1/14	325	(d)	329,875
Sheffield Steel Corp., Sr. Sec’d. Notes	NR	10.00	4/30/07	71		46,100
Steel Dynamics, Inc., Sr. Notes	B1	9.50	3/15/09	100	(a)	111,500
UCAR Finance, Inc.	B2	10.25	2/15/12	100	(a)	114,000

						1,880,450

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Oil & Gas Exploration / Production—6.8%

AmeriGas Partners & Eagle, Sr. Notes	B2	8.875%	5/20/11	$175	(a)	$193,375
Chesapeake Energy Corp., Sr. Notes	Ba3	6.875	1/15/16	200		206,750
Ferrellgas Partners LP, Sr. Notes	B2	8.75	6/15/12	100	(a)	111,000
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	100	(a)	109,000
Hanover Compressor Co., Sr. Notes	B3	8.625	12/15/10	125	(a)	131,250
Hanover Equipment Trust,
Sec’d. Notes, Ser. A	B2	8.50	9/1/08	105	(a)	111,300
Sec’d. Notes, Ser. B	B2	8.75	9/1/11	150	(a)	161,250
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100	(a)	105,000
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	155	(a)	172,825
Newfield Exploration Co., Sr. Sub. Notes	Ba3	8.375	8/15/12	100		111,500
Paramount Resources Ltd., Sr. Notes (Canada)	B2	7.875	11/1/10	150	(a)(d)	150,000
Parker Drilling Co.,
Sr. Notes	B2	9.625	10/1/13	450		490,500
Sr. Notes, Ser. B	B2	10.125	11/15/09	500	(a)	545,000
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	9.50	2/1/13	235	(a)	273,775
Sr. Sub. Notes	B2	7.75	2/1/12	125		135,625
Pride International, Inc., Sr. Notes	Ba2	9.375	5/1/07	75	(a)	76,969
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	440	(a)	484,000
Tesoro Petroleum Corp., Sec’d. Notes	Ba3	8.00	4/15/08	30	(a)	32,400
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25	5/1/12	750	(a)	828,750

						4,430,269

Paper & Packaging—3.1%

Cascades, Inc., Sr. Notes (Canada)	Ba1	7.25	2/15/13	250	(a)(d)	261,250
Georgia-Pacific Corp.,
Deb.	Ba3	8.625	4/30/25	40	(a)	40,800
Notes	Ba3	7.75	11/15/29	300	(a)	294,000
Notes	Ba3	8.875	5/15/31	450	(a)	486,000
Sr. Notes	Ba2	9.375	2/1/13	150	(a)	172,875
Millar Western Forest Products, Ltd., Sr. Notes (Canada)	B3	7.75	11/15/13	275	(a)(d)	289,438
Stone Container Finance Co., Sr. Sub. Notes (Canada)	B2	11.50	8/15/06	295	(a)(d)	306,431
Tembec Industries, Inc., Sr. Notes (Canada)	Ba3	7.75	3/15/12	165	(a)(d)	157,575

						2,008,369

Printing & Publishing—0.9%

American Color Graphics, Inc., Sr. Sec’d. Notes	B3	10.00	6/15/10	230	(a)	204,700
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200	(a)	206,000
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	100		102,125

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Printing & Publishing (cont’d)

Reader’s Digest Association, Inc., Sr. Notes	Ba3	6.50%	3/1/11	$100		$100,000

						612,825

Real Estate—0.6%

Intrawest Corp., Sr. Notes (Canada)	B1	10.50	2/1/10	385	(a)(d)	423,500

Restaurants—2.2%

Carrols Corp., Sr. Sub. Notes	B3	9.50	12/1/08	250	(a)	251,250
Yum! Brands, Inc.,
Sr. Notes	Baa3	7.45	5/15/05	525	(a)	559,125
Sr. Notes	Baa3	8.875	4/15/11	500	(a)	617,500

						1,427,875

Retail—5.0%

Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	100	(a)	100,250
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	50	(a)	57,750
CSK Auto, Inc., Sr. Sub. Notes	B2	7.00	1/15/14	225		225,000
Dillards, Inc., Notes	B2	6.43	8/1/04	45	(a)	45,225
General Nutrition Center, Inc., Sr. Sub. Notes	B3	8.50	12/1/10	150	(a)	156,188
Group 1 Automotive, Inc., Sr. Sub. Notes	B1	8.25	8/15/13	300	(a)	330,000
J.C. Penney Co., Inc.,
Deb.	Ba3	7.125	11/15/23	175	(a)	189,437
Deb.	Ba3	7.40	4/1/37	610	(a)	675,575
Rite Aid Corp.,
Deb.	Caa1	6.875	8/15/13	250	(a)	237,500
Deb.	Caa1	7.70	2/15/27	195	(a)	184,275
Sr. Sec’d. Notes	B2	8.125	5/1/10	425	(a)	456,875
Saks, Inc.,
Gtd. Notes	Ba3	7.00	12/1/13	115	(a)	119,887
Sr. Notes	Ba3	7.375	2/15/19	235	(a)	238,525
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	250	(a)	263,750

						3,280,237

Supermarkets—2.3%

Ahold Finance USA, Inc., Notes	B1	8.25	7/15/10	75	(a)	82,125
Delhaize America, Inc., Notes	Ba1	8.125	4/15/11	445	(a)	512,863
Pantry, Inc.,
Sr. Sub. Notes	B3	10.25	10/15/07	325	(a)	336,105
Sr. Sub. Notes	B3	7.75	2/15/14	175		177,625
Pathmark Stores, Inc., Sr. Sub. Notes	B(f)	8.75	2/1/12	300	(a)	312,000

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Supermarkets (cont’d)

Winn-Dixie Stores, Inc., Sr. Notes	B1	8.875%	4/1/08	$60	(a)	$52,350

						1,473,068

Technology—0.7%

Xerox Capital (Europe) PLC, Notes (United Kingdom)	B1	5.875	5/15/04	200	(a)(d)	201,500
Xerox Corp.,
Sr. Notes	B1	9.75	1/15/09	120	(a)	139,800
Sr. Notes	B1	7.125	6/15/10	100		106,000

						447,300

Telecommunications—12.0%

Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50	1/31/12	225	(a)	214,875
American Cellular Corp., Sr. Notes, Ser. B	B2	10.00	8/1/11	285		286,425
Centennial Communications Corp., Sr. Notes	Caa1	8.125	2/1/14	225		211,500
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	400		421,000
Crown Castle International Corp.,
Sr. Notes	B3	10.75	8/1/11	215	(a)	240,800
Sr. Notes	B3	7.50	12/1/13	325		325,813
Dobson Communications Corp.,
Sr. Notes	B3	10.875	7/1/10	105	(a)	100,275
Sr. Notes	B3	8.875	10/1/13	45		38,700
Eircom Funding, Sr. Sub. Notes	B1	8.25	8/15/13	300	(a)	333,000
Lucent Technologies, Inc., Deb.	Caa1	6.45	3/15/29	645	(a)	527,288
Notes	Caa1	5.50	11/15/08	300	(a)	288,750
Nextel Communications, Inc.,
Sr. Notes	B2	9.375	11/15/09	813	(a)	883,121
Sr. Notes	B2	7.375	8/1/15	700	(a)	754,250
Nextel Partners, Inc., Sr. Notes	Caa1	8.125	7/1/11	375		395,625
Qwest Services Corp., Notes	Caa1	13.50	12/15/10	1,477		1,731,782
Rogers Wireless, Inc.,
Sr. Sec. Notes (Canada)	Ba3	9.625	5/1/11	125	(a)(d)	152,500
Sr. Sec. Notes (Canada)	Ba3	6.375	3/1/14	225	(d)	226,688
SBA Communications Corp., Sr. Notes, Zero Coupon (until 12/01/07)	Caa1	Zero	12/15/11	275		189,750
Telewest Communications PLC, Deb. (United Kingdom)	Ca	11.00	10/1/07	200	(b)(d)	133,000
Telus Corp., Notes (Canada)	Ba1	8.00	6/1/11	110	(d)	131,357
Triton PCS, Inc., Gtd. Sr. Notes	B2	8.50	6/1/13	190	(a)	209,000

						7,795,499

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Tobacco—0.6%

DIMON, Inc., Sr. Notes, Ser. B	Ba3	9.625%	10/15/11	$80	(a)	$84,400
North Atlantic Trading Co., Inc., Sr. Notes	B2	9.25	3/1/12	300		304,500

						388,900

Transportation—0.9%

Offshore Logistics, Inc., Sr. Notes	Ba2	6.125	6/15/13	275	(a)	266,750
Stena AB,
Sr. Notes (Sweden)	Ba3	9.625	12/1/12	100	(d)	111,500
Sr. Notes (Sweden)	Ba3	7.50	11/1/13	175	(d)	180,250

						558,500

Total corporate bonds (cost $79,409,957)						84,591,512

ASSET BACKED SECURITIES—0.7%

Continental Airlines, Inc.,
Pass-thru Certs., Ser. 01-1	Ba1	7.373	12/15/15	96	(a)	89,044
Pass-thru Certs., Ser. 96-C	B3	9.50	10/15/13	126	(a)	109,992
Pass-thru Certs., Ser. 981-B	Ba2	6.748	3/15/17	99	(a)	88,165
Pass-thru Certs., Ser. 991-B	Ba2	6.795	2/2/20	166	(a)	150,698

Total asset backed securities (cost $387,481)						437,899

CONVERTIBLE BONDS—1.1%

Nortel Networks Corp. (Canada)	B3	4.25	9/1/08	135	(a)(d)	146,644
Solectron Corp.	B1	Zero	11/20/20	300	(a)	174,750
Tyco Int’l. Group S.A.,
Sr. Notes (Luxembourg)	Ba2	2.75	1/15/18	200	(a)(d)	269,500
Sr. Notes (Luxembourg)	Ba2	3.125	1/15/23	100	(d)	145,125

Total convertible bonds (cost $574,006)						736,019

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)

THE HIGH YIELD INCOME FUND, INC.

Description	Shares		Value (Note 1)

COMMON STOCKS—1.3%
Gentek, Inc.	707	(c)	$26,706
IMPSAT Fiber Networks, Inc.	2,330	(c)	16,310
NTL, Inc.	2,738	(c)	187,717
PSF Group Holdings, Inc., Class A	279	(c)(e)	418,860
Sheffield Steel Corp.	10,579	(c)(e)	42,316
Star Gas Partners, LP	308		7,657
Stellex Aerostructures, Inc.	107	(c)(e)	0
UnitedGlobalCom, Inc., Class A	14,226	(c)	135,004
Walter Industries, Inc.	320		3,645

Total common stocks
(cost $1,464,744)			838,215

PREFERRED STOCKS—1.8%
CSC Holdings, Inc., 11.125%, Payment in Kind	4,158		438,669
McLeodUSA, Inc., Ser. A	1,868	(c)	16,186
Paxson Communications Corp., 14.25%, Payment in Kind	50		472,500
Primedia, Inc., Ser. D, 10.00%	2,335		219,490

Total preferred stocks
(cost $1,356,107)			1,146,845

Description	Warrants		Value (Note 1)

WARRANTS(c)—0.1%
Gentek, Inc., expiring 10/31/06 (Canada)	1,346	(d)	$2,524
Gentek, Inc., expiring 10/31/08 (Canada)	710	(d)	2,166
Gentek, Inc., expiring 10/31/10 (Canada)	347	(d)	1,405
Intelcom Group, Inc., expiring 9/15/05 (Canada)	9,900	(d)	99
McLeodUSA, Inc., expiring 4/16/07	4,141		2,733
Telus Corp., expiring 9/15/05 (Canada)	CAD 4,049	(d)(e)	30,813
Viasystems Group, Inc., expiring 1/31/10 (Canada)	$ 10,871	(e)	1
XM Satellite Radio, Inc., expiring 3/03/10	150		2

Total warrants(c)
(cost $280,384)			39,743

Total long-term investments
(cost $83,472,679)			87,790,233

See Notes to Financial Statements.

Portfolio of Investments as of February 29, 2004

(Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

SHORT-TERM INVESTMENTS—0.5%

CORPORATE BONDS—0.5%

Electric Utilities—0.1%

Cogentrix Energy, Inc., Sr. Notes	Ba3	8.10%	3/15/04	$60	(a)	$60,160

Gas Pipelines—0.4%
Williams Cos., Inc., Notes	B3	9.25	3/15/04	305	(a)	305,406

Total short-term investments (cost $371,043)						365,566

Total Investments—135.4%
(cost $83,843,722)						88,155,799
Liabilities in excess of other assets—(35.4%)						(23,061,242)

Net Assets—100.0%						$65,094,557

(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities—$58,623,585; (Note 6).

(b) Issuer in default on interest payment, non-income producing security.

(c) Non-income producing securities.

(d) US $ Denominated Bonds-Foreign Issuers.

(e) Fair-valued security—value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.

(f) Standard and Poor’s Rating.

NR—Not rated by Moody’s or Standard & Poor’s.

See Notes to Financial Statements.

THE HIGH YIELD INCOME FUND, INC.

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2004

Investments, at value (cost $83,843,722)	$88,155,799

Foreign currency, at value (cost $5,995)	6,268

Interest and dividend receivable	1,729,234

Receivable for investments sold	1,469,981

Other assets	1,481

Total assets	91,362,763

Liabilities

Loan payable (Note 5)	25,000,000

Payable for investments purchased	1,065,966

Deferred directors’ fees	65,433

Accrued expenses	46,999

Management fee payable	36,402

Loan interest payable	32,448

Payable to custodian	20,777

Dividends payable	181

Total liabilities	26,268,206

Net Assets	$65,094,557

Net assets were comprised of:

Common stock, at par	$115,505

Paid-in capital in excess of par	89,717,624

89,833,129

Distributions in excess of net investment income	(159,710)

Accumulated net realized loss on investments	(28,889,893)

Net unrealized appreciation on investments and foreign currencies	4,311,031

Net assets, February 29, 2004	$65,094,557

Net asset value and redemption price per share ($65,094,557 ÷ 11,550,516 shares of common stock issued and outstanding)	$5.64

THE HIGH YIELD INCOME FUND, INC.

Statement of Operations (Unaudited)

Net Investment Income	Six Months Ended February 29, 2004

Income

Interest	$3,645,676

Expenses

Management fee	223,105

Custodian’s fees and expenses	101,000

Reports to shareholders	22,000

Transfer agent’s fees and expenses	22,000

Legal fees and expenses	21,000

Registration fees	17,000

Audit fee	15,000

Directors’ fees and expenses	7,000

Miscellaneous	4,815

Total operating expenses	432,920

Loan interest expense (Note 5)	255,466

Total expenses	688,386

Net investment income	2,957,290

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions

Net realized gain on:

Investments transactions	2,005,580

Foreign currency transactions	284

2,005,864

Net change in net unrealized appreciation (depreciation) on:

Investments	3,126,585

Foreign currencies	(1,046)

3,125,539

Net gain on investments and foreign currencies	5,131,403

Net Increase in Net Assets Resulting from Operations	$8,088,693

See Notes to Financial Statements.

THE HIGH YIELD INCOME FUND, INC.

Statement of Cash Flows (Unaudited)

Increase (Decrease) in Cash	Six Months Ended February 29, 2004

Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount and premium amortization.)	$3,482,553
Operating expenses paid	(506,554)
Loan interest paid	(346,168)
Maturities of short-term portfolio investments, net	(49,566)
Purchases of long-term portfolio investments	(44,567,423)
Proceeds from disposition of long-term portfolio investments	44,912,928
Prepaid expenses	(456)

Net cash provided from operating activities	2,925,314

Cash flows provided from (used in) financing activities:
Cash dividends paid (excluding reinvestment of dividends of $192,365)	(3,440,262)
Payable to custodian for temporary overdraft	20,777
Additional borrowing	500,000
Net cash used in financing activities	(2,919,485)

Net increase in cash	5,829
Cash at beginning of year	439

Cash at end of period (at current value)	6,268

Reconciliation of Net Increase in Net Assets to Net Cash Provided from (used in) Operating Activities
Net increase in net assets resulting from operations	$8,088,693

Decrease in investments	344,694
Net realized gain on investment transactions	(2,005,864)
Net change in net unrealized appreciation on investments	(3,125,539)
Decrease in interest and dividends receivable	180
Increase in receivable for investments sold	(1,278,024)
Increase in prepaid expenses and other assets	(456)
Increase in payable for investments purchased	1,065,966
Decrease in accrued expenses and other liabilities	(164,336)

Total adjustments	(5,163,379)

Net cash provided from operating activities	$2,925,314

THE HIGH YIELD INCOME FUND, INC.

Statement of Changes in Net Assets (Unaudited)

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004	Year Ended August 31, 2003

Operations

Net investment income	$2,957,290	$6,037,503

Net realized gain (loss) on investment and foreign currency transactions	2,005,864	(1,353,682)

Net change in net unrealized appreciation on investments and foreign currencies	3,125,539	9,768,007

Net increase in net assets resulting from operations	8,088,693	14,451,828

Dividends paid to shareholders from net investment income	(3,473,060)	(6,199,416)

Distributions in excess of net investment income	(159,710)	—

Net asset value of shares issued to shareholders in reinvestment of dividends	192,365	388,051

Total increase	4,648,288	8,640,463

Net Assets

Beginning of period	60,446,269	51,805,806

End of period(a)	$65,094,557	$60,446,269

(a) Includes undistributed net investment income of	$—	$515,770

See Notes to Financial Statements.

Notes to Financial Statements	THE HIGH YIELD INCOME FUND, INC.

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:  Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information:  The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting market discounts and amortizing premiums on debt obligations.

Foreign Currency Translation:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Notes to Financial Statements	THE HIGH YIELD INCOME FUND, INC.

Security Transactions and Investment Income:  Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (”PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2004 aggregated $44,567,423 and $44,912,928, respectively.

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2004, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$84,490,621	$5,979,376	$(2,314,198)	$3,665,178

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

For the six months ended February 24, 2004 and the year ended August 31, 2003, the tax character of the total dividends paid, as reflected on the Statement of Changes in Net Assets, of $3,632,770 and $6,199,416 respectively, was ordinary income.

For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2003 of approximately $29,314,600, of which $5,569,500 expires in 2004, $1,361,400 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in 2009, $6,960,200 expires in 2010 and $7,076,300 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts. During the year ended August 31, 2003 the fund had approximately $263,000 of capital loss carryforward expire. In addition, the fund elected to treat net capital losses of approximately $868,800 incurred in the period November 1, 2003 through August 31, 2004, as having accrued in the current fiscal year.

Note 5. Borrowings

The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the six months ended February 29, 2004 was $24,862,637 and $25,000,000 respectively, at a weighted average interest rate of 2.03%.

Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 29, 2004.

During the six months ended February 29, 2004 and the year ended August 31, 2003 the Fund issued 33,983 and 80,566 shares, respectively, in connection with the reinvestment of dividends.

Note 7. Dividends and Distributions

On March 1 and April 1, 2004 the Board of Directors of the Fund declared dividends of $.0425 per share payable on March 31 and April 30, 2004 respectively, to shareholders of record on March 15 and April 15, 2004, respectively.

Financial Highlights (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002*	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period(a)	$5.25		$4.53	$5.42	$6.07	$6.62	$6.91

Net investment income	.26		.52	.57	.62	.63	.71

Net realized and unrealized gain (loss) on investments	.45		.74	(.90)	(.67)	(.52)	(.28)

Total from investment operations	.71		1.26	(.33)	(.05)	.11	.43

Dividends paid to shareholders from net investment income	(.26)		(.54)	(.56)	(.60)	(.64)	(.72)

Distributions to shareholders in excess of net investment income	(.06)		—	—	—	— (c)	—

Return of capital distributions	—		—	—	—	(.02)	—

Total dividends and distributions	(.32)		(.54)	(.56)	(.60)	(.66)	(.72)

Net asset value, at end of period(a)	$5.64		$5.25	$4.53	$5.42	$6.07	$6.62

Market price per share, end of period(a)	$6.03		$5.23	$4.67	$5.95	$5.69	$6.81

TOTAL INVESTMENT RETURN(b)	21.85%		24.52%	(12.52)%	16.68%	(5.98)%	18.55%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$65,095		$60,446	$51,806	$61,519	$68,660	$74,861

Average net assets (000)	$63,884		$55,261	$56,741	$64,140	$71,239	$77,389

Ratio to average net assets:

Expenses, before loan interest	1.36	%(d)	1.44%	1.31%	1.23%	1.16%	1.12%

Total expenses	2.17	%(d)	2.38%	2.33%	3.11%	2.95%	2.69%

Net investment income	9.31	%(d)	10.93%	11.15%	11.00%	10.01%	10.36%

Portfolio turnover rate	52	%(e)	118%	133%	81%	88%	85%

Asset coverage	360%		347%	349%	424%	427%	474%

Total debt outstanding at period-end (000)	$25,000		$24,500	$21,000	$19,000	$21,000	$20,000

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions. Total investment return for periods less than a full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Not annualized.
*	Effective September 1, 2001 the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount and amortization premiums on debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02 and increase net realized and unrealized gain (loss) per share by $0.02 and decrease the ratio of net investment income from 11.40% to 11.15%. Per share amounts and ratios for the years prior to August 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

Supplemental Proxy Information (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

A Special Meeting of Shareholders was held on December 4, 2003, and adjourned to January 6, 2004 and further adjourned to January 27, 2004. At such meetings the shareholders approved the following proposals:

1)*	To approve the election of six (6) directors to the Board of Directors, as follows:

Trustee	Votes For	Votes Against	Votes Withheld	Alternatives
David E. A. Carson	9,971,086	—	439,767	—
Robert E. La Blanc	9,952,695	—	458,158	—
Douglas H. McCorkindale	9,979,993	—	430,859	—
Robin B. Smith	9,972,593	—	438,260	—
Stephen Stoneburn	9,983,007	—	427,846	—
Clay T. Whitehead	9,988,756	—	422,097	—

2)*	To approve proposed Charter Amendments relating to:

(a)	Fund’s Authorized Stock

Votes For	Votes Against	Abstain	No Vote
5,956,899	706,599	248,412	3,498,943

(b)	Supermajority Voting Provisions

For	Against	Abstain	No Vote
5,975,839	679,067	257,003	3,498,944

3)**	To approve proposed Charter Amendments relating to:

(a)	Number of Directors

For	Against	Abstain	No Vote
8,086,153	808,031	394,706	1,524,872

(b)	Future Charter Amendments

For	Against	Abstain	No Vote
8,075,743	831,471	381,675	1,524,872

*	Approved at the December 4, 2003 meeting.
**	Approved at the January 27, 2004 meeting.

Other Information (Unaudited)

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free (800) 451-6788 or by accessing the Commission’s website at www.sec.gov.

The High Yield Income Fund, Inc.

Semiannual Report February 29, 2004

Directors

Delayne Dedrick Gold

Robert F. Gunia

Robert E. La Blanc

Douglas H. McCorkindale

Thomas T. Mooney

David R. Odenath, Jr.

Richard A. Redeker

Judy A. Rice

Robin B. Smith

Stephen Stoneburn

Louis A. Weil, III

Officers

Judy A. Rice, President

Robert F. Gunia, Vice President

Grace C. Torres, Treasurer and Principal Financial and Accounting Officer

Deborah A. Docs, Secretary

Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary

Maryann Ryan, Anti-Money Laundering Compliance Officer

Lee D. Augsburger, Chief Compliance Officer

Manager

Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

Investment Adviser

Prudential Investment Management, Inc.

Gateway Center Two

Newark, NJ 07102

Custodian

State Street Bank and Trust Company

One Heritage Drive

North Quincy, MA 02171

Transfer Agent

Equiserve, Inc.

PO Box 43011

Providence, RI 02940-3011

Independent Auditors

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, NY 10036

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The High Yield Income Fund, Inc.

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

Toll free (800) 451-6788

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

The Prudential Insurance Company of America

751 Broad Street Newark, NJ 07102

429904105	IFS-A090109
HYIS	Ed. 04/2004

Item 2	–	Code of Ethics—Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing.

Item 8	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9	–	Submission of Matters to a Vote of Security Holders: None.

Item 10	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11	–	Exhibits

	(a)	Code of Ethics – Not applicable with semi-annual filing.

	(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Marguerite E.H. Morrison

Marguerite E.H. Morrison Assistant Secretary

Date	April 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date	April 27, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date	April 27, 2004

* Print the name and title of each signing officer under his or her signature.